Cover	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DARKPULSE, INC.
Entity Central Index Key	0000866439
Entity Tax Identification Number	87-0472109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1345 Ave of the Americas, 2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(800)
Local Phone Number	436-1436
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Auditor Firm ID		1013	6285
Auditor Name		Urish Popeck & Co., LLC	Boyle CPA, LLC
Auditor Location		Pittsburgh, PA	Bayville, NJ